Exceptional items, share-based payments and amortization of acquisition intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Exceptional Items, Share-based Payments and Amortization of Acquisition Intangibles

		Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Included within cost of sales		(3.1)	—	—	—

Affecting gross profit		(3.1)	—	—	—
Included within selling, general and administrative expenses		(39.1)	(12.7)	(20.0)	(29.6)
Included within research and development costs		(11.1)	(5.1)	(23.6)	(5.3)

Affecting operating profit and profit before tax		(53.3)	(17.8)	(43.6)	(34.9)
Analyzed as:
Amortization of fair value adjustments	(i)	(3.1)	—	—	—
Impairment of intangible assets	(ii)	(1.1)	—	(14.9)	(12.8)
System and process improvement costs	(iii)	(7.0)	(2.5)	(4.6)	(5.4)
Acquisition costs	(iv)	(8.3)	—	(4.1)	—
Integration and reorganization costs	(v)	(4.7)	(1.9)	(2.1)	(3.7)
Amortization of acquisition intangibles	(vi)	(9.1)	(4.4)	(8.6)	(6.5)
Share-based payments	(vii)	(20.0)	(9.0)	(9.3)	(6.5)

Affecting operating profit and profit before tax		(53.3)	(17.8)	(43.6)	(34.9)
Tax effect of adjusting items		10.5	3.3	9.0	6.7
Credit arising from patent box claims	(viii)	—	—	4.6	—
Net tax effect of new US tax legislation		—	—	—	(0.2)

Affecting tax		10.5	3.3	13.6	6.5

Total		(42.8)	(14.5)	(30.0)	(28.4)
*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
(i) Comprises amortization of fair value adjustments relating to the acquisition of BioVision as detailed in note 29. Following the acquisition, the Group recognized a fair value uplift of £6.0m to inventory carried on the Group’s balance sheet. This adjustment is being amortized over

4
months from November 2021. Such costs are included within cost of sales.
(ii) Year ended 31 December 2021: Comprises an impairment of internally developed technology assets relating to AxioMx, following an assessment of the work performed and costs capitalized to date.
Following the review, it was concluded that as a result of changes in the scope and nature of the project to which the costs related, and the corresponding usability of historical work performed, £1.1m of internally developed technology assets were impaired. The impairment charge is included within research and development expenses. Year ended 30 June 2020: Comprises the full impairment of the acquisition intangible in respect of AxioMx in Vitro monoclonal antibody production technology and subsequent post acquisition expenditure capitalized. This has arisen following an appraisal of the ability to utilize at scale this technology whereby although technical feasibility remains valid, the challenges to realize material commercial returns have resulted in the conclusion not to pursue further active development and substantive utilization of this technology. The impairment charge is included within research and development expenses. Year ended 30 June 2019: The strategic ERP project is a complex, multi-year global business transformation with numerous phases extending across multiple Group functions. Following achievement of an implementation milestone in April 2019, a review was undertaken of historical expenditure incurred to that point on outstanding modules to assess whether each element remained appropriate to the business’s needs. Following the review, it was concluded that as a result of changes in the scope and nature of the programme and the corresponding usability of historical work performed, software assets of £12.8m were impaired. The charge was included within selling, general and administrative expenses.
(iii) Comprises costs of the strategic ERP implementation which do not qualify for capitalization and, for the year ended 31 December 2021, impairment charges of £2.1m, as a result of a software asset developed as part of the ERP project that was no longer required. Such costs are included within selling, general and administrative expenses. Also included in the year ended 31 December 2021 is £0.6m (six months ended 31 December 2020: £0.7m; year ended 30 June 2020: £0.3m; year ended 30 June 2019: £0.9m) relating to costs associated with the implementation of the SaaS IFRIC as described in note 1(
d
).
(iv) Year ended 31 December 2021: Comprises legal and other professional fees associated with the acquisition of BioVision, Inc. and other aborted acquisitions. Year ended 30 June 2020: Comprises legal and other professional fees associated with the acquisition of Expedeon as well as agreed settlements of Expedeon employee incentive schemes. Such costs are included within selling, general and administrative expenses.
(v) Year ended 31 December 2021: Integration and reorganization costs relate to the integration of the acquired BioVision business as described in note 29 (comprising mainly legal and professional fees) of £1.0m and costs in the US and Asia Pacific, relating to the ongoing reorganization of the Group’s property portfolio of £3.0m. Six months ended 31 December 2020 and year ended 30 June 2020: Integration and reorganization costs relate partly to the integration of the acquired Expedeon business as described in note 29 (comprising mainly retention and severance costs as well as employee backfill costs for those involved in the integration and consultancy costs) and reorganization costs in respect of alignment of the Group’s operational structure and geographical footprint to its strategic goals. Year ended 30 June 2019: Related to costs associated with major office fit outs, including the new Group headquarters, including dual running costs and depreciation prior to the building being occupied. Such costs are included within selling, general and administrative expenses.
(vi) Amortization of £6.8m (six months ended 31 December 2020: £3.2m; year ended 30 June 2020: £6.0m; year ended 30 June 2019: £4.3m) is included within research and development expenses, with the remaining £2.3m (six months ended 31 December 2020: £1.2m; year ended 30 June 2020: £2.6m; year ended 30 June 2019: £2.2m) included within selling, general and administrative expenses.
(vii) Comprises share-based payment charges of £17.9m and employer tax contributions of £2.1m thereon for all schemes, which have been included as exceptional items for the year ended 31 December 2021. The six months ended 31 December 2020 and the years ended 30 June 2010 and 2019 have been represented for this change. Charges of £3.1m (six months ended 31 December 2020: £2.0m, year ended 30 June 2020: £2.7m and year ended 30 June 2019; £1.0m) are included in research and development expenses, with the remaining £16.9m (six months ended 31 December 2020: £7.0m, year ended 30 June 2020: £6.6m and year ended 30 June 2019; £5.5m) included within selling, general and administrative expenses.

(viii) Comprises a credit for historical periods in respect of the initial recognition of benefit from the lower rate of tax applied to profits on patented income under HMRC’s ‘patent box’ regime following successful registration of patents during the prior period.